Concentration of Credit Risk (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Supplier A [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.29%	12.90%
Supplier B [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	29.40%
Supplier C [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	11.66%	0.00%
Supplier D [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	2.20%
Supplier E [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Purchases [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration Risk, Percentage	20.40%	13.00%
Purchases [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration Risk, Percentage	20.00%	10.70%
Purchases [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration Risk, Percentage	11.20%	9.80%
Purchases [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration Risk, Percentage	8.00%	7.60%
Purchases [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration Risk, Percentage	7.50%	4.80%
Customer A [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	2.87%	6.80%
Customer A [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	15.70%	5.40%
Customer B [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	2.60%
Customer B [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	7.70%	3.60%
Customer C [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	9.61%	5.60%
Customer C [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	6.20%	4.70%
Customer D [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	2.00%
Customer D [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	5.60%	2.50%